Insurance Premiums and Service Revenue Earned (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premiums Written and Earned [Abstract]
Direct Premiums Written, Property and Casualty	$ 332	$ 342	$ 330
Direct Premiums Earned, Property and Casualty	335	309	308
Assumed Premiums Written, Property and Casualty	44	38	210
Assumed Premiums Earned, Property and Casualty	49	76	281
Gross Insurance Premiums Written	376	380	540
Gross Insurance Premiums Earned	384	385	589
Ceded Premiums Written, Property and Casualty	(141)	(129)	(229)
Ceded Premiums Earned, Property and Casualty	(109)	(126)	(228)
Premiums Written, Net, Property and Casualty	235	251	311
Premiums Earned, Net, Property and Casualty	275	259	361
Insurance Commissions and Fees Written	826	788	718
Insurance Commissions and Fees	780	894	981
Insurance Services Revenue Written	1,061	1,039	1,029
Insurance premiums and service revenue earned	$ 1,055	$ 1,153	$ 1,342